SCHEDULE OF LOAN MODIFICATION (Details) - Old Glory Holding Co [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Financing Receivable, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	$ 122
Residential Mortgage [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
Residential Mortgage [Member] | Contractual Interest Rate Reduction [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
Commercial Real Estate [Member] | Contractual Interest Rate Reduction [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
Commercial And industrial [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	122
Commercial And industrial [Member] | Contractual Interest Rate Reduction [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	122
Consumer [Member] | Contractual Interest Rate Reduction [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount